Consolidated Statement of Changes in Members' Equity Deficit - Grown Rogue Unlimited LLC [Member]	Common Units [Member] CAD ($)	Common Units [Member] USD ($)	Incentive Units [Member] CAD ($)	Incentive Units [Member] USD ($)	Seed Round Preferred Units [Member] CAD ($)	Seed Round Preferred Units [Member] USD ($)	Issued capital [member] CAD ($)	Issued capital [member] USD ($)	Subscriptions Payable [Member] CAD ($)	Subscriptions Payable [Member] USD ($)	Equity Component Of Convertible Debentures [Member] CAD ($)	Equity Component Of Convertible Debentures [Member] USD ($)	Contributed Surplus [Member] CAD ($)	Contributed Surplus [Member] USD ($)	Retained earnings [member] CAD ($)	Retained earnings [member] USD ($)	Total CAD ($)	Total USD ($)
Beginning balance, value at Oct. 31, 2016
IfrsStatementLineItems [Line Items]
Common units issued for cash (note 14)		100						100										100
Net loss																(302,397)		(302,397)
Ending balance, value at Oct. 31, 2017	$ 100						$ 100								$ (302,397)		$ (302,197)
IfrsStatementLineItems [Line Items]
Common units issued pursuant to conversion of notes payable (note 14)		2,152,134						2,152,134										2,152,134
Seed Round Preferred Units issued for cash (note 14)						1,300,345		1,300,345										1,300,345
Common units issued for cash (note 14)		225,000						225,000										225,000
Common units issued to service providers (note 14)		1,049,595						1,049,595										1,049,595
Unit purchase options granted (note 16)														1,510,489				1,510,489
Unit purchase option purchased (note 16)														500,000				500,000
Issuance of convertible debentures (note 13)												132,000						132,000
Subscription proceeds (note 15)										720,516								720,516
Issuance costs						(25,401)		(25,401)										(25,401)
Net loss																		(7,509,986)
Ending balance, value at Oct. 31, 2018		$ 3,426,829				$ 1,274,944		$ 4,701,773		$ 720,516		$ 132,000		$ 2,010,489		$ (302,397)		$ (247,605)